Revenue	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue

11 Revenue

Revenue by type of services

The summary of the Company’s total revenues by type of services for the years ended December 31, 2023 and 2024 was as follows:

	Year Ended December 31,
	2023	2024	2024
	S$	S$	US$
Professional service revenue	76,826	175,510	128,466
Subscription revenue	4,284	21,712	15,892
Sales of goods	47,421	37,990	27,807
Consignment sales	-	1,802	1,319
Total	128,531	237,014	173,484

11	Revenue (continued)

In the following table, revenue is disaggregated by the timing of revenue recognition.Other expenses

	Year Ended December 31,
	2023	2024	2024
	S$	S$	US$

Point in time	47,421	39,792	29,126
Overtime	81,110	197,222	144,358
Total	128,531	237,014	173,484